DESCRIPTION OF THE COMPANY (Details Narrative)										1 Months Ended	4 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Jul. 08, 2024 USD ($)	Jul. 03, 2024 shares	Jul. 03, 2024 shares	Jun. 27, 2024 USD ($) $ / shares shares	Jun. 20, 2024 USD ($) $ / shares shares	Apr. 05, 2024 shares	Jan. 09, 2024 USD ($) $ / shares shares	Nov. 21, 2023 USD ($) $ / shares shares	Jan. 11, 2023 USD ($) $ / shares shares	Jan. 31, 2023 $ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Jun. 26, 2024 shares	Jan. 31, 2024 shares	Jan. 08, 2024 shares	Dec. 14, 2023 $ / shares	Mar. 16, 2023 T $ / shares	Jan. 13, 2023 USD ($)	Jan. 14, 2021 USD ($) $ / shares
Proceeds from public offering | $												$ 300,000,000			$ 300,000,000
Amount held in trust account | $														$ 300,000,000	$ 300,000,000								$ 300,000,000
Ordinary shares subject to possible redemption												134,550		3,931,719	3,931,719
Accrued liabilities | $														$ 2,961,000	$ 2,961,000
Maximum net interest to pay dissolution expenses | $												$ 100,000		$ 100,000	$ 100,000
Percentage of public shares												100.00%		100.00%	100.00%
Deposited in trust account | $												$ 150,000			$ 150,000
Promissory note related party | $												1,800,000			1,800,000
Minimum net tangible assets consummation of business combination | $												$ 5,000,001			$ 5,000,001
Aggregate shares												127,777			127,777
Shares subject to forfeiture												127,777			127,777
Condition for future business combination use of proceeds percentage.															80.00%
Minimum net tangible assets upon consummation of business combination | $														$ 5,000,001	$ 5,000,001
Price per share | $ / shares														$ 10.00	$ 10.00								$ 10.00
Shares held in trust account														30,000,000	30,000,000
Cash | $												$ 0		$ 22,000	$ 22,000
working capital deficit | $												11,389,000		$ 7,836,000	$ 7,836,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 11.50	$ 11.50
Total consideration | $												447,500,000			$ 450,000,000
Business combination agreement earnout | $												$ 50,000,000			$ 50,000,000
Amount of shareholder redemptions value | $									$ 265,050,166
Warrants outstanding												10,557,453		11,221,954	11,221,954	15,566,667
Redemption of common shares												3,797,169	26,068,281		26,068,281	26,068,281
Stardust Power Inc And Subsidiary [Member]
Ordinary shares, par value | $ / shares												$ 0.00001		$ 0.00001	$ 0.00001
Ordinary shares exercised														288,333
Price per share | $ / shares																				$ 0.00001	$ 0.00001
Cash | $												$ 641,966
Share price | $ / shares																				$ 0.03
Common stock, shares issued												9,017,300		9,017,300	9,017,300
Common stock, shares outstanding												9,017,300		9,017,300	9,017,300
trading days								20 days
Business acquisition consecutive trading days								30 days
Tons of lithium battery produced | T																					50,000
Stardust Power Inc And Subsidiary [Member] | SAFE Note [Member]
Conevrtible notes coverted into shares								138,393
Stardust Power Inc And Subsidiary [Member] | Convertible Notes [Member]
Conevrtible notes coverted into shares								55,889
Private Placement Agreement [Member] | Stardust Power Inc And Subsidiary [Member]
Shares issued								1,077,541
Shares issued value | $								$ 10,075,000
Private Placement Agreement [Member] | Stardust Power Inc And Subsidiary [Member] | Other Noncurrent Liabilities [Member]
Deposit | $												$ 75,002
Common Stock [Member] | Stardust Power Inc And Subsidiary [Member]
Ordinary shares exercised														495,000
Shares issued											9,000,000			9,000,000
Shares issued value | $											$ 90			$ 90
P I P E Investors [Member]
Shares issued					1,077,541
Private placement price per share | $ / shares					$ 9.35
Shares issued value | $	$ 10,075,000				$ 10,075,000
IPO [Member]
Proceeds from public offering | $															$ 300,000,000
Private Placement [Member]
Proceeds from issuance of private placement | $															$ 8,350,000
Aggregate shares															5,566,667
Warrants outstanding												5,566,667		5,566,667	5,566,667	5,566,667
Sponsor [Member]
Aggregate amount | $																						$ 3,000,000
Common Class A [Member]
Conversion of stock, shares converted						7,400,000
Common stock, shares issued						9,194,585
Common stock, shares outstanding						9,194,585
Common Class B [Member]
Common stock, shares issued						100,000
Common stock, shares outstanding						100,000
Series of Individually Immaterial Business Acquisitions [Member]
Ordinary shares, par value | $ / shares														$ 0.00001	$ 0.00001
Maximum net interest to pay dissolution expenses | $														$ 100,000	$ 100,000
Share price | $ / shares												$ 10		$ 10	$ 10
Global Partner Acquisition Corp II [Member]
Ordinary shares, par value | $ / shares												0.0001
Global Partner Acquisition Corp II [Member] | Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 11.50
Global Partner Acquisition Corp II [Member] | Common Stock [Member] | P I P E Subscription Agreements [Member]
Shares issued												1,077,541
Global Partner Acquisition Corp II [Member] | Sponser [Member]
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited												3,500,000
Global Partner Acquisition Corp II [Member] | P I P E Subscription Agreements [Member]
Shares issued value | $					3,000,000
Global Partner Sponsor I I L L C [Member]
Conversion of sponsor loan | $					2,564,355
Enterprise value | $					447,500,000
Reduction value | $					$ 2,500,000
Global Partner Sponsor I I L L C [Member] | Private Placement [Member]
Warrants outstanding					1,709,570
GPAC II [Member]
Trust account proceeds, net | $	1,481,835
GPAC II [Member] | Stardust Power Inc And Subsidiary [Member]
Share price | $ / shares								$ 12.00
Shares issued as additional consideration								5,000,000
GPAC II [Member] | Subsequent Event [Member] | Stardust Power Inc And Subsidiary [Member]
Trust account proceeds, net | $	$ 1,481,835
Common Class A [Member]
Shares redemption percentage										87.00%
Ordinary shares, par value | $ / shares												$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Aggregate redemption amount | $				$ 1,531,342										$ 265,050,000	$ 265,050,000
Ordinary shares subject to possible redemption												134,550		3,931,719	3,931,719	30,000,000	134,550
Share price | $ / shares												$ 12.00		$ 12.00	$ 12.00
Amount of shareholder redemptions value | $				18,893,209			$ 23,615,000
Non-redemption agreements, shares							1,503,254
Shares issued of conversion							7,400,000								1,503,254
Common stock, shares issued												7,400,000		0	0	0
Common stock, shares outstanding												7,400,000		0	0	0
Redemption of common shares										26,068,281					2,137,134
Temporary Equity, Redemption Price Per Share | $ / shares												$ 11.38		$ 11.12	$ 11.12	$ 10.16
Temporary Equity, Accretion to Redemption Value | $				$ 18,893,209
Common Class A [Member] | Subsequent Event [Member]
Redemption of common shares		2,877	137,427
Temporary Equity, Redemption Price Per Share | $ / shares							$ 11.05
Common Class A [Member] | Common Stock [Member]
Ordinary shares subject to possible redemption							2,137,134					1,660,035						2,137,134
Common Class A [Member] | 2023 Extension Amendment Proposal [Member]
Ordinary shares exercised									26,068,281						26,068,281
Redemption price | $ / shares															$ 10.167
Ordinary shares subject to possible redemption				134,550			1,794,585		3,931,719			134,550		3,931,719	3,931,719	30,000,000	1,794,585		3,931,719
Amount of shareholder redemptions value | $							$ 23,615,000
Redemption of common shares				1,660,035			2,137,134		26,068,281						26,068,281
Temporary Equity, Redemption Price Per Share | $ / shares				$ 11.38			$ 11.05		$ 10.167					$ 10.167	$ 10.167
Temporary Equity, Accretion to Redemption Value | $				$ 18,893,209					$ 265,050,000						$ 265,050,000
Common Class A [Member] | Private Placement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 11.50		11.50	$ 11.50
Redemption of common shares				1,660,035			2,137,134
Temporary Equity, Redemption Price Per Share | $ / shares									$ 10.16
Common Class A [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Ordinary shares, par value | $ / shares										$ 0.0001
Common Class A [Member] | Global Partner Acquisition Corp II [Member]
Ordinary shares, par value | $ / shares												$ 0.0001
Shares issued												127,777
Class A Ordinary Shares [Member]
Ordinary shares, par value | $ / shares														0.0001	$ 0.0001
Aggregate shares												1,503,254			1,503,254
Temporary Equity, Redemption Price Per Share | $ / shares									$ 10.16
Class B Ordinary Shares [Member]
Ordinary shares, par value | $ / shares														0.0001	$ 0.0001
Common Class B [Member]
Ordinary shares, par value | $ / shares							$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Non-redemption agreements, shares							127,777
Shares issued of conversion															127,777
Common stock, shares issued												100,000		7,500,000	7,500,000	7,500,000
Common stock, shares outstanding												100,000		7,500,000	7,500,000	7,500,000
Common Class B [Member] | Global Partner Acquisition Corp II [Member]
Ordinary shares, par value | $ / shares												$ 0.0001